Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 13,564	$ 38,600
Trade accounts receivable, net	940,028	1,727,645
Other receivables and prepayments	814,144	621,232
Short-term investments	8,759,219	9,461,918
Total current assets	10,526,955	11,849,395
Non-current assets
Property, plant and equipment, net	277,096	377,701
Intangible assets, net	673	927
Other assets	80,976	86,102
TOTAL ASSETS	10,885,700	12,314,125
Current liabilities
Accounts payable	21,299	13,320
Taxes payable	1,700,330	1,794,570
Accrued liabilities and other current liabilities	409,832	981,461
Related party payable	67,433	60,483
Capital lease - current portion	75,497	80,276
Total current liabilities	2,274,391	2,930,110
Capital lease - non-current portion	25,166	66,897
TOTAL LIABILITIES	2,299,557	2,997,007
COMMITMENTS & CONTINGENCIES
Stockholders' Equity
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 11,421,393 and 10,000,000 shares issued and outstanding, respectively	1,142	1,142
Additional paid-in capital	8,929,968	8,929,968
Statutory reserves	589,659	589,659
Retained earnings	565,603	663,695
Accumulated other comprehensive income	(1,000,336)	(377,581)
Total Stockholders’ equity	9,086,036	9,806,883
Noncontrolling interest	(499,893)	(489,765)
TOTAL EQUITY	8,586,143	9,317,118
TOTAL LIABILITIES AND STOCHOLDERS' EQUITY	$ 10,885,700	$ 12,314,125